Financial Assets at FV through OCI (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through OCI [Abstract]
Fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment	€ 51,000	€ 48,000
of which: Allowance for credit losses against these assets	€ 12	€ 13